BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Depreciation on Power Generating Assets (Details) - Top of range	12 Months Ended
Dec. 31, 2025
Dams
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Penstocks
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	100 years
Powerhouses
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Hydroelectric generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	115 years
Wind generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	35 years
Solar generating units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	35 years
Gas-fired cogenerating (“Cogeneration”) units
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	40 years
Battery energy storage systems
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	30 years
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated service lives	60 years